09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 | Fidelity Asset Manager® 40%
Fund Summary Fund/Class: Fidelity Asset Manager® 40%/Fidelity Advisor Asset Manager® 40% A, T, C, I
Investment Objective

The fund seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 49 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Asset Manager® 40%} - 09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 - Fidelity Asset Manager® 40%	Fidelity Asset Manager 40%-Class A		Fidelity Asset Manager 40%-Class T		Fidelity Asset Manager 40%-Class C		Fidelity Asset Manager 40%-Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Asset Manager® 40%} - 09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 - Fidelity Asset Manager® 40%		Fidelity Asset Manager 40%-Class A	Fidelity Asset Manager 40%-Class T	Fidelity Asset Manager 40%-Class C	Fidelity Asset Manager 40%-Class I
Management fee		0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses		0.18%	0.21%	0.20%	0.17%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual operating expenses	[1]	0.85%	1.13%	1.62%	0.59%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Asset Manager® 40%} - 09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 - Fidelity Asset Manager® 40% - USD ($)	Fidelity Asset Manager 40%-Class A	Fidelity Asset Manager 40%-Class T	Fidelity Asset Manager 40%-Class C	Fidelity Asset Manager 40%-Class I
1 year	$ 657	$ 461	$ 265	$ 60
3 years	831	697	511	189
5 years	1,019	950	881	329
10 years	$ 1,564	$ 1,677	$ 1,922	$ 738

Hold Shares
Expense Example, No Redemption {- Fidelity Asset Manager® 40%} - 09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 - Fidelity Asset Manager® 40% - USD ($)	Fidelity Asset Manager 40%-Class A	Fidelity Asset Manager 40%-Class T	Fidelity Asset Manager 40%-Class C	Fidelity Asset Manager 40%-Class I
1 Year	$ 657	$ 461	$ 165	$ 60
3 Years	831	697	511	189
5 Years	1,019	950	881	329
10 Years	$ 1,564	$ 1,677	$ 1,922	$ 738

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).
  Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.78%	June 30, 2009
Lowest Quarter Return	-12.40%	December 31, 2008
Year-to-Date Return	6.37%	September 30, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity Asset Manager® 40%} - 09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 - Fidelity Asset Manager® 40%	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Asset Manager 40%-Class A				Oct. 09, 2007
Fidelity Asset Manager 40%-Class A | Return Before Taxes	(6.39%)	3.66%	2.86%
Fidelity Asset Manager 40%-Class A | After Taxes on Distributions	(7.14%)	2.84%	2.02%	Oct. 09, 2007
Fidelity Asset Manager 40%-Class A | After Taxes on Distributions and Sales	(3.23%)	2.74%	2.05%	Oct. 09, 2007
Fidelity Asset Manager 40%-Class T				Oct. 09, 2007
Fidelity Asset Manager 40%-Class T | Return Before Taxes	(4.42%)	3.89%	2.89%
Fidelity Asset Manager 40%-Class C				Oct. 09, 2007
Fidelity Asset Manager 40%-Class C | Return Before Taxes	(2.40%)	4.11%	2.82%
Fidelity Asset Manager 40%-Class I				Oct. 09, 2007
Fidelity Asset Manager 40%-Class I | Return Before Taxes	(0.34%)	5.18%	3.87%
Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.50%
Fidelity Asset Manager 40% Composite Index℠(reflects no deduction for fees or expenses)	0.37%	5.44%	3.97%
[1]	From October 9, 2007

09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 | Fidelity Asset Manager® 40% | Fidelity Asset Manager 40%-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 | Fidelity Asset Manager® 40% | Fidelity Asset Manager 40%-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
09.30 Fidelity Asset Manager Funds ATCI Combo PRO-04 | Fidelity Asset Manager® 40% | Fidelity Asset Manager 40%-Class C
On Class C shares redeemed less than one year after purchase.